Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$81,673,345.11	0.7421476	$69,326,186.99	0.6299517	$12,347,158.12
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$177,623,345.11	0.1776233	$165,276,186.99	0.1652762	$12,347,158.12

Weighted Avg. Coupon (WAC)	4.69%		4.69%
Weighted Avg. Remaining Maturity (WARM)	26.74		25.86
Pool Receivables Balance	$205,678,889.95		$192,758,935.04
Remaining Number of Receivables	26,455		25,778

Adjusted Pool Balance	$197,825,704.51		$185,478,546.40

III. COLLECTIONS

Principal:
Principal Collections	$12,601,548.49
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$193,651.77
Total Principal Collections	$12,795,200.26

Interest:
Interest Collections	$801,103.70
Late Fees & Other Charges	$27,514.57
Interest on Repurchase Principal	$-
Total Interest Collections	$828,618.27

Collection Account Interest	$191.24
Reserve Account Interest	$82.77
Servicer Advances	$-

Total Collections	$13,624,092.54

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$13,624,092.54
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$18,674,682.39

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$171,399.07	$-	$171,399.07	$171,399.07
Collection Account Interest					$191.24
Late Fees & Other Charges					$27,514.57
Total due to Servicer					$199,104.88

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$112,300.85		$112,300.85

Total Class A interest:		$112,300.85		$112,300.85	$112,300.85

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$13,088,205.89

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$12,347,158.12

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$12,347,158.12
Class A Notes Total:	$12,347,158.12	$12,347,158.12
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$12,347,158.12	$12,347,158.12

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			741,047.77

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,853,185.44
Beginning Period Amount	$7,853,185.44
Current Period Amortization	$572,796.79
Ending Period Required Amount	$7,280,388.64
Ending Period Amount	$7,280,388.64
Next Distribution Date Amount	$6,730,500.28

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		10.21%	10.89%	10.89%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.33%	25,347	97.65%	$188,232,607.97
30 - 60 Days	1.30%	335	1.80%	$3,469,805.51
61 - 90 Days	0.31%	81	0.47%	$906,667.00
91 + Days	0.06%	15	0.08%	$149,854.56
		25,778		$192,758,935.04
Total
Delinquent Receivables 61 + days past due	0.37%	96	0.55%	$1,056,521.56
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	89	0.46%	$941,619.66
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	96	0.44%	$955,468.22
Three-Month Average Delinquency Ratio	0.35%		0.48%

Repossession in Current Period		21		$198,352.53
Repossession Inventory		45		$141,716.60

Charge-Offs
Gross Principal of Charge-Off for Current Period				$318,406.42
Recoveries				$(193,651.77)
Net Charge-offs for Current Period				$124,754.65

Beginning Pool Balance for Current Period				$205,678,889.95

Net Loss Ratio				0.73%
Net Loss Ratio for 1st Preceding Collection Period				-0.14%
Net Loss Ratio for 2nd Preceding Collection Period				-0.20%
Three-Month Average Net Loss Ratio for Current Period				0.13%

Cumulative Net Losses for All Periods				$7,143,155.38
Cumulative Net Losses as a % of Initial Pool Balance				0.68%

Principal Balance of Extensions				$892,389.67
Number of Extensions				80

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